Subsequent Events (Additional Information) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Subsequent Event [Line Items]
Provision related to customer repayments	$ 33,603
Payment Of Merchant Portfolio	21,336
Repurchase Of Senior Secured Notes	28,618
Payment For Repurchase Of Secured Notes	21,794
Purchase of merchant portfolios	$ 23,983	$ 36,703